Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal year	Summary Compensation Table (1) (2)		Compensation Actually Paid (1) (3)		Average Summary Compensation Total for non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of $100 Investment from 12/31/2019 Based on:		Net Income (loss)($) in millions (8)	Company-Selected Measure (Airline-Only Operating Margin) (9)
	Total for PEO 1	Total for PEO 2	Total for PEO 1	Total for PEO 2			TSR (6)	Peer Group TSR (7)
2022	$3,000,000	$8,549,951	$1,753,012	$5,956,018	$1,785,209	$185,247	$39.21	$48.03	$2.5	6.0%
2021	—		(49,645)		1,753,287	1,706,998	107.87	74.24	151.9	15.9%
2020	1,516,280		1,224,247		2,253,044	1,739,282	109.14	75.55	(184.1)	(13.7)%

Company Selected Measure Name	Airline-only operating margin
Named Executive Officers, Footnote [Text Block]	PEOs and NEOs included in these columns reflect the following:

Year	PEO 1	PEO 2	Non-PEO NEOs
2022	Maurice J. Gallagher, Jr.	John T. Redmond	Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo
2021	Maurice J. Gallagher, Jr.		Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo
2020	Maurice J. Gallagher, Jr.		John T. Redmond, Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III

Peer Group Issuers, Footnote [Text Block]	The amounts in this column assume the investment of $100 on December 31, 2019 in the Amex Airline Index and the reinvestment of all dividends since that date.
Adjustment To PEO Compensation, Footnote [Text Block]	The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed.

	PEO 1			PEO 2	Non-PEO NEO Average
	2022	2021	2020	2022	2022	2021	2020
Summary Compensation Table	$3,000,000	$—	$1,516,280	$8,549,951	$1,785,209	$1,753,287	$2,253,044
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	—	(1,499,833)	(5,049,951)	(1,517,409)	(1,496,160)	(2,020,112)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—	1,563,879	1,790,381	941,016	1,471,584	2,937,951
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested during the year	(1,142,404)	(17,978)	186,322	(486,438)	(799,540)	(6,663)	105,974
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year (1)	—	—	—	1,214,550	—	—	—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	(104,584)	(31,667)	(542,401)	(62,475)	(224,029)	(15,050)	(1,537,575)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year (2)	—	—	—	—	—	—	—
Compensation Actually Paid	$1,753,012	$(49,645)	$1,224,247	$5,956,018	$185,247	$1,706,998	$1,739,282
(1)Includes grant date value of options for PEO 2 which were vested as of the date granted. These options expired unexercised at year end as they were never in the money.
(2)No amounts are reflected in this row as dividends on unvested stock awards are included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 1,785,209	$ 1,753,287	$ 2,253,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 185,247	1,706,998	1,739,282
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed.

	PEO 1			PEO 2	Non-PEO NEO Average
	2022	2021	2020	2022	2022	2021	2020
Summary Compensation Table	$3,000,000	$—	$1,516,280	$8,549,951	$1,785,209	$1,753,287	$2,253,044
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	—	(1,499,833)	(5,049,951)	(1,517,409)	(1,496,160)	(2,020,112)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—	1,563,879	1,790,381	941,016	1,471,584	2,937,951
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested during the year	(1,142,404)	(17,978)	186,322	(486,438)	(799,540)	(6,663)	105,974
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year (1)	—	—	—	1,214,550	—	—	—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	(104,584)	(31,667)	(542,401)	(62,475)	(224,029)	(15,050)	(1,537,575)
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year (2)	—	—	—	—	—	—	—
Compensation Actually Paid	$1,753,012	$(49,645)	$1,224,247	$5,956,018	$185,247	$1,706,998	$1,739,282
(1)Includes grant date value of options for PEO 2 which were vested as of the date granted. These options expired unexercised at year end as they were never in the money.
(2)No amounts are reflected in this row as dividends on unvested stock awards are included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2020 to 2022.
The SEC rules mandate the above disclosures of TSR as of the end of each year. Since December 31, 2022 and until April 18, 2023, our TSR increased to approximately $57 compared to the Peer Group TSR which has increased only to approximately $54.

Compensation Actually Paid vs. Net Income [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Airline-Only Operating Margin during the period from 2020 to 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Airline-Only Operating Margin during the period from 2020 to 2022.
Total Shareholder Return Vs Peer Group [Text Block]
The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2020 to 2022.
The SEC rules mandate the above disclosures of TSR as of the end of each year. Since December 31, 2022 and until April 18, 2023, our TSR increased to approximately $57 compared to the Peer Group TSR which has increased only to approximately $54.

Tabular List [Table Text Block]	Operating margin - airline only •Stock price •Controllable completion
Total Shareholder Return Amount	$ 39.21	107.87	109.14
Peer Group Total Shareholder Return Amount	48.03	74.24	75.55
Net Income (Loss)	$ 2,500,000	$ 151,900,000	$ (184,100,000)
Company Selected Measure Amount	0.060	0.159	(0.137)
Additional 402(v) Disclosure [Text Block]	Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table (SCT) for the applicable fiscal year.Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to the Non-PEO NEO's average total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure. "Total shareholder return" (TSR) amounts in this column assume the investment of $100 on December 31, 2019 in Allegiant Travel Company's common shares traded on the Nasdaq Stock Exchange and the reinvestment of all dividends since that date.Amounts reflect Allegiant Travel Company's net income (loss) as reported in our audited financial statements for the applicable year.Amounts reflect Allegiant Travel Company’s airline-only operating margin for each fiscal year. In Allegiant Travel Company's assessment, airline-only operating margin represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. Airline-only operating margin is calculated by dividing airline operating income by airline operating revenue (with operating revenue and operating income calculated without regard to any non-airline revenue or expenses).The foregoing Pay vs. Performance section shall not be deemed incorporated by reference by any general statement incorporating by reference this report into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent that we specifically incorporate this information by reference, and shall not otherwise be deemed filed under such Acts.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating margin - airline only
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Controllable completion
Maurice J. Gallagher, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,000,000	$ 0	$ 1,516,280
PEO Actually Paid Compensation Amount	$ 1,753,012	$ (49,645)	$ 1,224,247
PEO Name	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.
John T. Redmond [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,549,951
PEO Actually Paid Compensation Amount	$ 5,956,018
PEO Name	John T. Redmond
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (1,499,833)
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,563,879
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,142,404)	(17,978)	186,322
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,584)	(31,667)	(542,401)
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Maurice J. Gallagher, Jr. [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | John T. Redmond [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,049,951)
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,790,381
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(486,438)
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,214,550
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,475)
PEO [Member] | John T. Redmond [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | John T. Redmond [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,517,409)	(1,496,160)	(2,020,112)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	941,016	1,471,584	2,937,951
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(799,540)	(6,663)	105,974
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(224,029)	(15,050)	(1,537,575)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0